Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 28, 2021	Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	OHIO VALLEY BANC CORP
Entity Central Index Key	0000894671
Current Fiscal Year End Date	--12-31
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Address, State or Province	OH
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 97,451,268
Entity Common Stock, Shares Outstanding		4,787,446